Note 10 - Goodwill	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Goodwill Disclosure [Text Block]
10.	Goodwill

	Americas	EMEA	Asia Pacific	Consolidated

Balance, December 31, 2013	$72,270	$95,804	$47,635	$215,709
Goodwill acquired during the year	1,256	92,847	5,458	99,561
Goodwill disposed during the year	(1,104)	-	-	(1,104)
Other items	(1,485)	-	-	(1,485)
Foreign exchange	(1,117)	(21,347)	(4,096)	(26,560)
Balance, December 31, 2014	69,820	167,304	48,997	286,121
Goodwill acquired during the year	39,627	3,322	424	43,373
Goodwill disposed during the year	-	(111)	-	(111)
Foreign exchange	(2,650)	(16,159)	(4,894)	(23,703)
Balance, December 31, 2015	106,797	154,356	44,527	305,680
Goodwill	133,068	157,668	44,527	335,263
Accumulated impairment loss	(26,271)	(3,312)	-	(29,583)
	$106,797	$154,356	$44,527	$305,680

A test for goodwill impairment is required to be completed annually, in the Company’s case as of August 1, or more frequently if events or changes in circumstances indicate the asset might be impaired. No goodwill impairments were identified in 2015, 2014 or 2013. The accumulated impairment loss reflects a goodwill impairment incurred in 2009.